Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (77,621)	$ (1,373,511)	$ (119,470)
Adjustments to reconcile net loss to net cash provided by operating activities:
Goodwill impairment		942,408	102,470
Impairment of other long-lived assets	24,924	288,977	14,636
Depreciation and amortization	92,877	108,395	109,429
Stock-based compensation	20,773	30,010	30,207
Foreign currency transaction loss	2,147	8,612	10,327
Deferred income taxes	(10,378)	(19,129)	(53,887)
Change in fair value of obligations in connection with acquisitions	(872)	(23,671)	(26,150)
Other non-cash items	1,220	17	275
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	2,009	25,075	(46,717)
Inventories	642	(12,408)	(39,370)
Net investment in sales-type leases	5,646	(6,497)	(5,078)
Other current assets and prepaid expenses	395	11,262	(10,537)
Other non-current assets	933	(439)	1,558
Accounts payable	1,969	(1,937)	(4,305)
Other current liabilities	(6,330)	(7,464)	31,047
Deferred revenues	3,380	10,141	12,662
Other non-current liabilities	259	(1,751)	6,719
Net cash provided by (used in) operating activities	61,973	(21,910)	13,816
Cash flows from investing activities
Purchase of property and equipment	(45,125)	(84,299)	(60,497)
Proceeds from maturities of bank deposits and restricted deposits	73,836	191,741	551,364
Investment in bank deposits and restricted deposits	(67,177)	(187,264)	(361,571)
Cash paid for acquisitions, net of cash acquired		(9,905)	(151,057)
Investment in unconsolidated entities	(23,064)	(250)	(3,767)
Purchase of intangible assets	(2,002)	(2,747)	(3,087)
Proceeds from maturities and sales of marketable securities			1,634
Other investing activities	(457)	(378)	(458)
Net cash used in investing activities	(63,989)	(93,102)	(27,439)
Cash flows from financing activities
Proceeds from long-term debt	26,000
Repayment of short-term debt		(175,000)
Proceeds from short-term debt		125,000	50,000
Payment of obligations in connection with acquisitions	(1,386)	(19,875)	(10,795)
Proceeds from exercise of stock options	1,185	2,871	7,906
Acquisition of non-controlling interest			(2,170)
Net cash provided by (used in) financing activities	25,799	(67,004)	44,941
Effect of exchange rate changes on cash and cash equivalents	(1,047)	(2,533)	(3,265)
Net change in cash and cash equivalents	22,736	(184,549)	28,053
Cash and cash equivalents, beginning of year	257,592	442,141	414,088
Cash and cash equivalents, end of year	280,328	257,592	442,141
Supplemental disclosure of cash flow information
Cash paid for Income taxes	5,278	13,487	6,241
Cash paid for interest		1,514	235
Transfer of inventory to fixed assets	5,085	8,886	10,933
Transfer of fixed assets to inventory	1,068	3,661	3,819
Fair value of assets acquired in connection with acquisitions, including $0, $509 and $6,502 of cash acquired for the years ended December 31, 2016, 2015 and 2014, respectively		12,570	360,595
Less liabilities assumed		(2,156)	(22,416)
Net acquired assets		10,414	338,179
Cash paid for merger and acquisitions		10,414	157,559
Shares and other consideration			180,620
Total consideration paid for merger and acquisitions		10,414	338,179
Acquisitions, net of cash acquired		$ 9,905	$ 151,057